Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Accrued legal and professional fees	$ 2,844	$ 1,864
Legal and professional fees
Accrued legal and professional fees	1,860	$ 1,675
General and administrative expenses
Cash award, authorized amount	$ 1,805		$ 1,000